Equity and Divestitures - Schedule of Recognized the Following Warrant Obligations (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Recognized the Following Warrant Obligations [Line Items]
Beginning Balance	R$ 19,817	R$ 7,663	R$ 4,464
Change in fair value	(15,353)	1,812	3,199
Ending Balance	4,464	9,475	7,663
Public Warrants [Member]
Schedule of Recognized the Following Warrant Obligations [Line Items]
Beginning Balance	9,887	3,441	2,227
Change in fair value	(7,660)	688	1,214
Ending Balance	2,227	4,129	3,441
Private Placement Warrants [Member]
Schedule of Recognized the Following Warrant Obligations [Line Items]
Beginning Balance	9,930	4,222	2,237
Change in fair value	(7,693)	1,124	1,985
Ending Balance	R$ 2,237	R$ 5,346	R$ 4,222